UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                Investment Company Act file number  (811-05037)
                                                    -----------

                       Professionally Managed Portfolios
                       ---------------------------------
               (Exact name of registrant as specified in charter)

                            615 East Michigan Street
                              Milwaukee, WI 53202
                              -------------------
              (Address of principal executive offices) (Zip code)

                                Robert M. Slotky
                       Professionally Managed Portfolios
                        2020 E. Financial Way, Ste. 100
                               Glendora, CA 91741
                               ------------------
                    (Name and address of agent for service)

                                 (414) 765-5344
                                 -------------
               Registrant's telephone number, including area code


Date of fiscal year end:  MARCH 31, 2005
                          --------------


Date of reporting period:  DECEMBER 31, 2004
                           -----------------


Item 1. Schedule of Investments.

WOMEN'S EQUITY FUND
SCHEDULE OF INVESTMENTS AT DECEMBER 31, 2004 (UNAUDITED)

    Shares                                                            Value
    ------                                                            -----
COMMON STOCKS: 96.7%
AUTOMOBILES & COMPONENTS: 2.2%
     4,000   Harley-Davidson, Inc.                               $   243,000
     6,500   Lear Corp.                                              396,565
                                                                 -----------
                                                                     639,565
                                                                 -----------
BANKS: 11.9%
    16,000   Bank of America Corp.                                   751,840
     9,000   Comerica, Inc.                                          549,180
    11,025   Commerce Bancshares, Inc.                               553,455
     4,000   Fannie Mae                                              284,840
     3,500   SunTrust Banks, Inc.                                    258,580
     8,000   Wells Fargo & Co.                                       497,200
    16,000   Wilmington Trust Corp.                                  578,400
                                                                 -----------
                                                                   3,473,495
                                                                 -----------
CAPITAL GOODS: 10.6%
     6,500   3M Co.                                                  533,455
     5,000   Carlisle Cos., Inc.                                     324,600
    12,000   Dover Corp.                                             503,280
     7,200   Illinois Tool Works, Inc.                               667,296
    10,000   Teleflex, Inc.                                          519,400
     8,500   W.W. Grainger, Inc.                                     566,270
                                                                 -----------
                                                                   3,114,301
                                                                 -----------
CONSUMER DURABLES & APPAREL: 1.5%
     6,000   Jones Apparel Group, Inc.                               219,420
     7,600   Leggett & Platt, Inc.                                   216,068
                                                                 -----------
                                                                     435,488
                                                                 -----------
DIVERSIFIED FINANCIALS: 7.0%
     3,000   The Charles Schwab Corp.                                 35,880
    20,000   MBNA Corp.                                              563,800
    10,000   Northern Trust Corp.                                    485,800
     7,000   State Street Corp.                                      343,840
    10,000   T. Rowe Price Group, Inc.                               622,000
                                                                 -----------
                                                                   2,051,320
                                                                 -----------
ENERGY: 4.8%
    24,000   BP Plc - ADR                                          1,401,600
                                                                 -----------
FOOD & STAPLES RETAILING: 4.0%
    11,000   Costco Wholesale Corp.                                  532,510
    17,000   Sysco Corp.                                             648,890
                                                                 -----------
                                                                   1,181,400
                                                                 -----------
FOOD BEVERAGE & TOBACCO: 3.7%
    10,000   Hershey Foods Corp.                                     555,400
    10,000   PepsiCo, Inc.                                           522,000
                                                                 -----------
                                                                   1,077,400
                                                                 -----------
HEALTH CARE EQUIPMENT & SERVICES: 11.0%
     7,000   Beckman Coulter, Inc.                                   468,930
     6,000   Becton, Dickinson & Co.                                 340,800
    10,000   Biomet, Inc.                                            433,900
     7,000   C.R. Bard, Inc.                                         447,860
     4,500   Henry Schein, Inc.*<F1>                                 313,380
    14,000   IMS Health, Inc.                                        324,940
     9,000   Medtronic, Inc.                                         447,030
     3,600   Respironics, Inc.*<F1>                                  195,696
     5,000   Stryker Corp.                                           241,250
                                                                 -----------
                                                                   3,213,786
                                                                 -----------
HOUSEHOLD & PERSONAL PRODUCTS: 4.2%
     9,000   Alberto-Culver Co.                                      437,130
     9,500   Avon Products, Inc.                                     367,650
     8,000   Colgate-Palmolive Co.                                   409,280
       200   The Gillette Co.                                          8,956
                                                                 -----------
                                                                   1,223,016
                                                                 -----------
INSURANCE: 3.9%
     8,000   American International Group, Inc.                      525,360
     8,000   Chubb Corp.                                             615,200
                                                                 -----------
                                                                   1,140,560
                                                                 -----------
MATERIALS: 5.3%
    14,000   Bemis Co.                                               407,260
    10,000   Ecolab, Inc.                                            351,300
    10,000   Praxair, Inc.                                           441,500
     6,000   Sigma-Aldrich Corp.                                     362,760
                                                                 -----------
                                                                   1,562,820
                                                                 -----------
MEDIA: 1.7%
     7,000   McClatchy Co.                                           502,670
                                                                 -----------
PHARMACEUTICALS & BIOTECHNOLOGY: 6.8%
     6,000   Amgen, Inc.*<F1>                                        384,900
     9,000   Johnson & Johnson                                       570,780
     7,500   Novartis AG - ADR                                       379,050
    11,000   Pfizer, Inc.                                            295,790
    12,000   Teva Pharmaceutical Industries, Ltd. - ADR              358,320
                                                                 -----------
                                                                   1,988,840
                                                                 -----------
RETAILING: 3.7%
     9,000   Home Depot, Inc.                                        384,660
     8,700   Ross Stores, Inc.                                       251,169
    17,500   TJX Cos., Inc.                                          439,775
                                                                 -----------
                                                                   1,075,604
                                                                 -----------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT: 3.0%
    22,000   Applied Materials, Inc.*<F1>                            376,200
    22,000   Intel Corp.                                             514,580
                                                                 -----------
                                                                     890,780
                                                                 -----------
SOFTWARE & SERVICES: 4.2%
     5,000   Adobe Systems, Inc.                                     313,700
     5,500   Automatic Data Processing, Inc.                         243,925
    14,000   Microsoft Corp.                                         373,940
    23,000   Oracle Corp.*<F1>                                       315,560
                                                                 -----------
                                                                   1,247,125
                                                                 -----------
TECHNOLOGY HARDWARE & EQUIPMENT: 5.6%
    15,000   Dell, Inc.*<F1>                                         632,100
     5,000   Diebold, Inc.                                           278,650
     5,000   International Business Machines Corp.                   492,900
    16,000   Nokia Oyj - ADR                                         250,720
                                                                 -----------
                                                                   1,654,370
                                                                 -----------
TELECOMMUNICATIONS: 1.6%
       500   Alltel Corp.                                             29,380
     9,000   BellSouth Corp.                                         250,110
     7,000   SBC Communications, Inc.                                180,390
                                                                 -----------
                                                                     459,880
                                                                 -----------
TOTAL COMMON STOCKS (COST $21,727,351)                            28,334,020
                                                                 -----------
PRINCIPAL AMOUNT
----------------
MICROFINANCE SECURITIES: 1.7%
  $500,000   Blue Orchard Microfinance Securities I, LLC,
             4.936%, 7/31/2011 +<F2>
               (cost $500,000)                                       515,000
                                                                 -----------

SHARES
------
SHORT-TERM INVESTMENT: 1.5%
   445,737   Federated Cash Trust Money Market
               (cost $445,737)                                       445,737
                                                                 -----------
TOTAL INVESTMENTS IN SECURITIES: 99.9% (COST $22,673,088)         29,294,757
Other Assets in excess of Liabilities: 0.1%                           16,412
                                                                 -----------
NET ASSETS: 100.0%                                               $29,311,169
                                                                 -----------
                                                                 -----------

    ADR  American Depositary Receipt.

  *<F1>  Non-income producing security.

  +<F2> Security purchased in private placement transaction and value at its fair value under the supervision of the Board of Trustees.

For certain federal income tax information, as well as information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund's most recent semi-annual or annual report.


Item 2. Controls and Procedures.

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.


Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


     (Registrant)  Professionally Managed Portfolios
                   ---------------------------------

     By (Signature and Title)   /s/ Robert M. Slotky
                                ---------------------------
                                Robert M. Slotky, President

     Date  February 24, 2005
           -----------------



     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title)   /s/ Robert M. Slotky
                                ---------------------------
                                Robert M. Slotky, President

     Date  February 24, 2005
           -----------------


     By (Signature and Title)   /s/ Eric W. Falkeis
                                --------------------------
                                Eric W. Falkeis, Treasurer

     Date  February 18, 2005
           -----------------

* Print the name and title of each signing officer under his or her signature.